Fair Value (Summary of Assets and Liabilities Measured at Fair Value on a Recurring Basis, Including Fair Value Option Elected) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2022	Mar. 31, 2022
Assets:
Available-for-sale securities		¥ 23,743,660	¥ 31,673,890
Liabilities:
Long-term debt		2,736,380	2,756,062
Fair Value, Measurements, Recurring
Assets:
Equity securities with readily determinable fair values		2,968,000	3,155,000
Equity securities measured at net asset value	[1]	278,000	210,000
Other investments		64,000	58,000
Total assets measured at fair value		62,385,000	59,749,000
Liabilities:
Trading securities sold, not yet purchased		5,935,000	5,089,000
Long-term debt	[2]	2,736,000	2,756,000
Total liabilities measured at fair value		26,965,000	17,615,000
Fair Value, Measurements, Recurring | Trading Account Asset
Assets:
Securities measured at net asset value	[1],[3]	140,000	284,000
Fair Value, Measurements, Recurring | Interest rate contracts
Assets:
Assets, derivatives		8,916,000	4,624,000
Liabilities:
Liabilities, derivatives		9,229,000	4,716,000
Fair Value, Measurements, Recurring | Foreign exchange contracts
Assets:
Assets, derivatives		8,571,000	4,436,000
Liabilities:
Liabilities, derivatives		8,665,000	4,472,000
Fair Value, Measurements, Recurring | Equity-related contracts
Assets:
Assets, derivatives		285,000	426,000
Liabilities:
Liabilities, derivatives		214,000	345,000
Fair Value, Measurements, Recurring | Credit-related contracts
Assets:
Assets, derivatives		166,000	118,000
Liabilities:
Liabilities, derivatives		94,000	121,000
Fair Value, Measurements, Recurring | Other contracts
Assets:
Assets, derivatives		92,000	119,000
Liabilities:
Liabilities, derivatives		92,000	116,000
Fair Value, Measurements, Recurring | Japanese government bonds
Assets:
Assets, trading securities	[3]	1,869,000	1,615,000
Available-for-sale securities		17,103,000	25,159,000
Fair Value, Measurements, Recurring | Japanese local government bonds
Assets:
Assets, trading securities	[3]	99,000	145,000
Available-for-sale securities		497,000	420,000
Fair Value, Measurements, Recurring | U.S. Treasury bonds and federal agency securities
Assets:
Assets, trading securities	[3]	4,037,000	3,064,000
Available-for-sale securities		435,000	373,000
Fair Value, Measurements, Recurring | Other foreign government bonds
Assets:
Assets, trading securities	[3]	1,699,000	1,546,000
Available-for-sale securities		1,280,000	1,336,000
Fair Value, Measurements, Recurring | Agency mortgage-backed securities
Assets:
Assets, trading securities	[3]	4,068,000	3,176,000
Available-for-sale securities		494,000	451,000
Fair Value, Measurements, Recurring | Residential mortgage-backed securities
Assets:
Assets, trading securities	[3]	7,000	8,000
Available-for-sale securities		52,000	58,000
Fair Value, Measurements, Recurring | Commercial mortgage-backed securities
Assets:
Available-for-sale securities		869,000	854,000
Fair Value, Measurements, Recurring | Certificates of deposit and commercial paper
Assets:
Assets, trading securities	[3]	797,000	640,000
Fair Value, Measurements, Recurring | Corporate bonds and other debt securities
Assets:
Assets, trading securities	[3],[4]	2,757,000	2,829,000
Fair Value, Measurements, Recurring | Equity securities
Assets:
Assets, trading securities	[3]	1,828,000	1,622,000
Fair Value, Measurements, Recurring | Japanese corporate bonds and other debt securities
Assets:
Available-for-sale securities		2,122,000	2,235,000
Fair Value, Measurements, Recurring | Foreign corporate bonds and other debt securities
Assets:
Available-for-sale securities		892,000	788,000
Fair Value, Measurements, Recurring | Level 1
Assets:
Equity securities with readily determinable fair values		2,913,000	3,094,000
Other investments			2,000
Total assets measured at fair value		27,660,000	34,969,000
Liabilities:
Trading securities sold, not yet purchased		2,602,000	3,054,000
Total liabilities measured at fair value		2,884,000	3,284,000
Fair Value, Measurements, Recurring | Level 1 | Interest rate contracts
Assets:
Assets, derivatives		202,000	89,000
Liabilities:
Liabilities, derivatives		185,000	80,000
Fair Value, Measurements, Recurring | Level 1 | Equity-related contracts
Assets:
Assets, derivatives		96,000	77,000
Liabilities:
Liabilities, derivatives		69,000	122,000
Fair Value, Measurements, Recurring | Level 1 | Other contracts
Assets:
Assets, derivatives		36,000	49,000
Liabilities:
Liabilities, derivatives		28,000	28,000
Fair Value, Measurements, Recurring | Level 1 | Japanese government bonds
Assets:
Assets, trading securities	[3]	1,858,000	1,604,000
Available-for-sale securities		16,366,000	24,662,000
Fair Value, Measurements, Recurring | Level 1 | U.S. Treasury bonds and federal agency securities
Assets:
Assets, trading securities	[3]	2,908,000	2,353,000
Available-for-sale securities		435,000	373,000
Fair Value, Measurements, Recurring | Level 1 | Other foreign government bonds
Assets:
Assets, trading securities	[3]	863,000	907,000
Available-for-sale securities		279,000	363,000
Fair Value, Measurements, Recurring | Level 1 | Corporate bonds and other debt securities
Assets:
Assets, trading securities	[3],[4]	83,000	15,000
Fair Value, Measurements, Recurring | Level 1 | Equity securities
Assets:
Assets, trading securities	[3]	1,621,000	1,381,000
Fair Value, Measurements, Recurring | Level 2
Assets:
Equity securities with readily determinable fair values		55,000	61,000
Total assets measured at fair value		33,672,000	23,539,000
Liabilities:
Trading securities sold, not yet purchased		3,333,000	2,035,000
Long-term debt	[2]	1,930,000	1,962,000
Total liabilities measured at fair value		23,179,000	13,444,000
Fair Value, Measurements, Recurring | Level 2 | Interest rate contracts
Assets:
Assets, derivatives		8,663,000	4,513,000
Liabilities:
Liabilities, derivatives		9,043,000	4,636,000
Fair Value, Measurements, Recurring | Level 2 | Foreign exchange contracts
Assets:
Assets, derivatives		8,529,000	4,404,000
Liabilities:
Liabilities, derivatives		8,662,000	4,472,000
Fair Value, Measurements, Recurring | Level 2 | Equity-related contracts
Assets:
Assets, derivatives		161,000	323,000
Liabilities:
Liabilities, derivatives		95,000	183,000
Fair Value, Measurements, Recurring | Level 2 | Credit-related contracts
Assets:
Assets, derivatives		164,000	116,000
Liabilities:
Liabilities, derivatives		90,000	120,000
Fair Value, Measurements, Recurring | Level 2 | Other contracts
Assets:
Assets, derivatives		18,000	18,000
Liabilities:
Liabilities, derivatives		26,000	36,000
Fair Value, Measurements, Recurring | Level 2 | Japanese government bonds
Assets:
Assets, trading securities	[3]	11,000	11,000
Available-for-sale securities		737,000	497,000
Fair Value, Measurements, Recurring | Level 2 | Japanese local government bonds
Assets:
Assets, trading securities	[3]	99,000	145,000
Available-for-sale securities		497,000	420,000
Fair Value, Measurements, Recurring | Level 2 | U.S. Treasury bonds and federal agency securities
Assets:
Assets, trading securities	[3]	1,129,000	711,000
Fair Value, Measurements, Recurring | Level 2 | Other foreign government bonds
Assets:
Assets, trading securities	[3]	836,000	639,000
Available-for-sale securities		1,001,000	973,000
Fair Value, Measurements, Recurring | Level 2 | Agency mortgage-backed securities
Assets:
Assets, trading securities	[3]	4,068,000	3,176,000
Available-for-sale securities		494,000	451,000
Fair Value, Measurements, Recurring | Level 2 | Residential mortgage-backed securities
Assets:
Available-for-sale securities		37,000	40,000
Fair Value, Measurements, Recurring | Level 2 | Commercial mortgage-backed securities
Assets:
Available-for-sale securities		869,000	854,000
Fair Value, Measurements, Recurring | Level 2 | Certificates of deposit and commercial paper
Assets:
Assets, trading securities	[3]	797,000	640,000
Fair Value, Measurements, Recurring | Level 2 | Corporate bonds and other debt securities
Assets:
Assets, trading securities	[3],[4]	2,603,000	2,743,000
Fair Value, Measurements, Recurring | Level 2 | Equity securities
Assets:
Assets, trading securities	[3]	181,000	213,000
Fair Value, Measurements, Recurring | Level 2 | Japanese corporate bonds and other debt securities
Assets:
Available-for-sale securities		1,992,000	1,920,000
Fair Value, Measurements, Recurring | Level 2 | Foreign corporate bonds and other debt securities
Assets:
Available-for-sale securities		731,000	671,000
Fair Value, Measurements, Recurring | Level 3
Assets:
Other investments		64,000	56,000
Total assets measured at fair value		635,000	747,000
Liabilities:
Long-term debt	[2]	806,000	794,000
Total liabilities measured at fair value		902,000	887,000
Fair Value, Measurements, Recurring | Level 3 | Interest rate contracts
Assets:
Assets, derivatives		51,000	22,000
Liabilities:
Liabilities, derivatives		1,000
Fair Value, Measurements, Recurring | Level 3 | Foreign exchange contracts
Assets:
Assets, derivatives		42,000	32,000
Liabilities:
Liabilities, derivatives		3,000
Fair Value, Measurements, Recurring | Level 3 | Equity-related contracts
Assets:
Assets, derivatives		28,000	26,000
Liabilities:
Liabilities, derivatives		50,000	40,000
Fair Value, Measurements, Recurring | Level 3 | Credit-related contracts
Assets:
Assets, derivatives		2,000	2,000
Liabilities:
Liabilities, derivatives		4,000	1,000
Fair Value, Measurements, Recurring | Level 3 | Other contracts
Assets:
Assets, derivatives		38,000	52,000
Liabilities:
Liabilities, derivatives		38,000	52,000
Fair Value, Measurements, Recurring | Level 3 | Residential mortgage-backed securities
Assets:
Assets, trading securities	[3]	7,000	8,000
Available-for-sale securities		15,000	18,000
Fair Value, Measurements, Recurring | Level 3 | Corporate bonds and other debt securities
Assets:
Assets, trading securities	[3],[4]	71,000	71,000
Fair Value, Measurements, Recurring | Level 3 | Equity securities
Assets:
Assets, trading securities	[3]	26,000	28,000
Fair Value, Measurements, Recurring | Level 3 | Japanese corporate bonds and other debt securities
Assets:
Available-for-sale securities		130,000	315,000
Fair Value, Measurements, Recurring | Level 3 | Foreign corporate bonds and other debt securities
Assets:
Available-for-sale securities		¥ 161,000	¥ 117,000

[1]	In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented for these classes of assets are intended to permit the reconciliation of the fair value hierarchy to the amounts presented in the statements of financial position. The amounts of unfunded commitments related to these investments at March 31, 2022 and September 30, 2022 were ¥68 billion and ¥61 billion, respectively.
[2]	Amounts represent items for which the Group elected the fair value option or for which it applied the practicability exception.
[3]	Trading securities include foreign currency denominated securities for which the MHFG Group elected the fair value option.
[4]	The amount includes CLO and convertible bonds, which are classified in Level 3.